N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments March 31, 2011
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.3%)

Education (14.5%)
*MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	750,000	$783,517
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	284,198
MT St Brd Regents Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	783,937
MT St Brd Regents Higher Ed Rev Unref (Univ of MT) 5.750% 05/15/24	225,000	229,626
*MT St Hgr Ed Student Assist Corp Student Ln Rev 5.500% 12/01/31	1,540,000	1,437,236
*MT St Hgr Ed Student Assist Corp Student Ln Rev 6.400% 12/01/32	1,625,000	1,570,059
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	153,941
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	412,469
Univ of Puerto Rico 5.000% 06/01/17	1,000,000	997,780
		6,652,763
General Obligation (7.9%)
Bozeman MT 4.950% 07/01/20	170,000	175,289
MT ST Drinking WTR Revolv FD 4.200% 07/15/20	150,000	150,215
Puerto Rico Comwlth Ser A 5.000% 07/01/21	755,000	743,033
Puerto Rico Commonwealth GO 6.000% 07/01/27	600,000	604,218
Puerto Rico Comwlth Ref-Pub Impt-Ser A 5.375% 07/01/25	750,000	744,383
Puerto Rico Comwlth Ref-Pub Impt-Ser A 5.250% 07/01/24	750,000	745,313
Ravalli Cnty MT G.O. 4.250% 07/01/27	150,000	140,954
Ravalli Cnty MT G.O. 4.350% 07/01/28	155,000	143,305
Ravalli Cnty MT G.O. 4.400% 07/01/29	165,000	152,109
		3,598,819
Health Care (30.0%)
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.500% 06/01/16	250,000	260,532
MT Fac Fin Auth Hlth Care Facs Rev Ref-Developmental Ctr Proj 4.750% 06/01/19	170,000	174,578
MT Fac Fin Auth Hlth Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	263,515
MT Fac Fin Auth Hlth Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	233,200
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	127,393
MT Fac Fin Auth Hlth Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	611,340
MT Fac Fin Auth Glendive Med Pj 4.500% 07/01/23	250,000	247,537
Montana Fac Fin Auth Health Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	966,472
Montana Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,286,117
Montana Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	357,428
MT Fac Fin Auth Cnty Med Cntr 5.2500% 06/01/30	535,000	535,530
MT Fac Fin Auth Hlth Facs Rev Master Ln PG-Comnty Med Ctr 5.1250% 06/01/2026	1,000,000	1,004,270
MT Fac Fin Auth Hosp Facs Rev (St Peters Hosp Proj) 5.000% 06/01/28	250,000	234,310
MT Fac Fin Auth Rev Prov Hlth & Svce 5.000% 10/01/19	175,000	186,132
*MT Fac Fin Auth Rev Prov Hlth & Svce 5.000% 10/01/22	1,500,000	1,520,475
MT Fac Fin Auth Rev Prov Hlth & Svce 4.800% 12/01/20	105,000	112,640
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	151,226
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	277,247
MT Fac Fin Auth Sisters of Charity of Levnwrth 4.500% 01/01/24	1,000,000	991,760
MT St Hlth Fac Auth Hlth Care Rev (State Hospital) 5.000% 06/01/22	600,000	576,360
MT St Hlth Fac Auth Hlth Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	300,321
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Nursing Home) 5.100% 02/01/18	350,000	350,364
*MT St Hlth Fac Auth Hlth Care Rev (Marcus Daly Memorial) 6.000% 08/01/20	1,400,000	1,401,344
MT St Hlth Fac Auth Hosp Fac Rev (Billings Clinic Deaconess) 5.250% 02/15/20	100,000	93,998
Yellowstone County MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,255,263
Yellowstone County MT Health Care Lease Rev 5.250% 09/01/34	245,000	247,254
		13,766,606
Housing (3.9%)
MT Board Hsg AMT Single Family Mtg Ser B 4.750% 12/01/27	85,000	80,250
*MT Board of Hsg., Single Family Mtg 5.750% 06/01/30	40,000	40,023
*MT St Brd Hsg Sngle Fam Ser A-2 5.500% 12/01/20	50,000	50,025
*MT Board of Hsg., Single Family Program 5.600% 12/01/23	455,000	455,200
MT Board of Hsg., Single Family Program Series 2002A 5.200% 12/01/22	100,000	100,181
MT Board Hsg., Single Family Mtg Ser B-2 4.850% 12/01/15	55,000	55,072
MT Board of Hsg., Single Family Program 5.550% 06/01/33	100,000	96,874
MT Board of Hsg., Single Family Program 5.050% 12/01/24	145,000	146,786
MT Board of Hsg., Single Family Program 5.300% 12/01/29	620,000	631,160
MT Board Hsg., Single Family Mtg Ser C2 4.850% 12/01/26	130,000	124,706
		1,780,277
Other Revenue (21.6%)
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	265,743
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	60,217
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	64,308
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	63,631
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	168,612
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	560,832
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	933,190
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	281,867
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	276,512
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	176,017
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	740,147
Madison Cnty MT Rural Impt Dist 6.000% 7/1/30	1,000,000	940,430
Missoula, MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	187,630
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	189,130
Missoula, MT Spl Impt Dists #540 4.600% 07/01/24	100,000	89,792
Missoula, MT Spl Impt Dists #540 4.600% 07/01/25	105,000	93,493
Missoula, MT Spl Impt Dists NO 541 5.400% 07/01/29	370,000	376,741
Missoula, MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	122,111
MT Fac Fin Auth Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/1/22	470,000	479,047
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	288,608
MT Fac Fin Auth Rev (Boyd Andrew Proj) 4.500% 10/1/22	215,000	219,139
MT St Hlth Fac Auth Hlth Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,156
MT Hlth Facs Auth (Alternatives Inc) Prerelease Ctr. Rev 5.600% 10/01/17	750,000	750,000
MT Hlth Facs Auth (Boyd Andrew Prj) Pre Release Center 6.300% 10/01/20	795,000	795,000
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	800,000	780,912
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	750,000	720,930
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	102,295
		9,876,490
Transportation (9.9%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	783,560
Billings MT Arpt Rev 4.750% 07/01/19	350,000	339,783
Billings MT Arpt Rev 5.000% 07/01/20	235,000	226,418
Billings MT Arpt Rev Customer Fac Chrg - Ser B 4.375% 07/01/30	750,000	671,235
MT St Dept Transn Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	374,182
Puerto Rico Highway Rev 4.950% 07/01/26	500,000	475,145
Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev 5.500% 7/1/20	270,000	274,514
Puerto Rico Comwlth Hwy & Trans Auth Transn Rev 5.500% 07/01/2029	370,000	359,585
Puerto Rico Commonwealth Hwy & Trans Auth Rev 5.000% 7/1/26	300,000	283,509
Puerto Rico Commonwealth Hwy & Trans Auth Rev 5.500% 07/01/23	750,000	742,500
		4,530,431
Utilities (8.5%)
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,500,000	1,511,625
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/28	1,000,000	937,490
Puerto Rico Electric Power Auth Power Rev 5.000% 07/01/22	725,000	723,224
Puerto Rico Elec Pwr Auth 5.000% 07/01/25	750,000	723,255
		3,895,594

TOTAL MUNICPAL BONDS (COST: $44,876,376)		$44,100,980

SHORT-TERM SECURITIES (2.5%)	Shares
^ Wells Fargo Advantage National Tax-Free Money Market 0.091% (COST: $1,164,291)	1,164,291	$1,164,291

TOTAL INVESTMENTS IN SECURITIES (COST: $46,040,667) (98.8%)		$45,265,271
OTHER ASSETS LESS LIABILITIES (1.2%)		536,057

NET ASSETS (100.0%)		$45,801,328

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of March 31, 2011.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments March 31, 2011
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.4%)

Education (13.7%)
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	$253,970
Minot ND Public School Dist Bldg Auth 4.800% 05/01/23	210,000	214,918
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	169,311
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	116,972
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	96,716
ND St Brd Higher Ed Rev Hsg & Aux - Bismarck St College 5.350% 05/01/30	500,000	446,330
ND State Board of Hgr Educ (ND State Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	257,965
ND State Board of Higher Ed 5.000% 04/01/25	160,000	164,024
Puerto Rico Indl Tourist Edl Fac Inter American Univ 5.000% 10/01/22	500,000	477,940
Univ of Puerto Rico 5.000% 06/01/17	450,000	449,001
		2,647,147
General Obligation (10.4%)
Fargo, ND Pub Sch Dist No 1 Ltd Tax-Sch Bldg 4.500% 05/01/21	250,000	254,725
Fargo, ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	207,972
Grand Forks ND Ref Impt 5.000% 12/01/24	100,000	101,585
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	353,073
*City of Minot ND (Highway Bonds) G.O. 5.000% 10/01/23	555,000	564,457
Minot, ND Wtr & Swr Util Resv Rev 5.250% 10/01/22	200,000	210,728
Minot, ND Wtr & Swr Util Resv Rev 5.375% 10/01/23	250,000	267,285
West Fargo ND Pub Sch Dist No 6 5.000% 05/01/14	50,000	50,177
		2,010,002
Health Care (22.3%)
Burleigh Cnty ND Health Care Rev Ref-Medcenter One Inc 5.250% 05/01/13	150,000	150,036
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	112,804
Fargo ND Health Sys Rev MeritCare Obligated 5.125% 06/01/27	75,000	77,682
Fargo ND Health Sys 5.500% 11/01/20	500,000	528,365
Fargo ND Health Sys 6.000% 11/01/28	500,000	512,860
Grand Forks ND Health Care Facs Rev United Hospital Obligated Group 6.250% 12/01/24	200,000	200,092
Grand Forks, ND Health Care Facs Rev Altru Health Sys 6.450% 12/01/23	255,000	255,099
Grand Forks ND Health Care Sys Rev Altru Health Sys Oblig Group 5.625% 08/15/27	750,000	723,240
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	302,226
Langdon ND Health Care Facs Rev Cavalier County MEM Hosp PJ 6.200% 01/01/25	155,000	150,621
Ward Cnty ND Hlth Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	403,715
Ward Cnty ND Hlth Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	500,000	464,540
Ward Cnty ND Hlth Care Fac Rev Trinity Obligated Group 5.125% 07/01/29	500,000	438,970
		4,320,250
Housing (12.6%)
ND St Hsg Fin Agy 5.400% 07/01/23	1,200,000	1,216,548
ND Hsg Fin Agy Mtg Rev Hsg Fin Pg 5.650% 07/01/28	75,000	75,670
ND St Hsg Fin Agy Rev Home Mtg Prog C Aa1/NR 4.90% 07/01/15	150,000	150,821
*ND (HFA) Hsg Finance Rev 5.200% 07/01/22	615,000	619,643
ND Housing Fin Agy 5.150% 07/01/23	320,000	328,826
*ND St Hsg Fin Agy Rev Hsg Fin Prog Home Mtg A 5.550% 07/01/22	40,000	40,009
		2,431,517
Other Revenue (17.3%)
Fargo ND Bldg Auth Lease Rev 5.000% 05/01/20	50,000	50,877
Grand Forks Cnty ND Bldg Auth Lease Rev 5.000% 12/01/20	200,000	208,406
Grand Forks ND Mosquito Ctl Resv Rev 4.750% 09/01/24	100,000	101,192
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	150,924
ND Pub Fin Auth AMT - Indl Dev Prog - Ser A 5.000% 06/01/31	240,000	209,076
ND Pub Fin Auth State Revolving Fund 5.500% 10/01/27	250,000	271,307
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	205,538
ND Mun Bd Bk Cap Fing Prog 6.000% 06/01/21	25,000	25,008
ND Bldg Auth Lease Rev 5.200% 12/01/19	90,000	90,882
*ND Bldg Auth Lease Rev 5.000% 12/01/22	1,020,000	1,050,957
Puerto Rico Comwlth Infrastructure Fing Auth Spl Tax Rev Ser A 5.500% 07/01/28	135,000	128,104
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	400,000	390,456
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	150,000	144,186
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	96,305
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	224,170
		3,347,388
Transportation (7.8%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	520,000	523,713
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	507,100
Puerto Rico Highway Rev 4.950% 07/01/26	500,000	475,145
		1,505,958
Utilities (11.4%)
Mclean Cnty ND Solid Waste Facs. Rev. Great River Energy Projects 4.875% 07/01/26	300,000	288,951
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	510,890
*Oliver Cnty ND Pollutn Ctl Rev Ref-Square Butte Electric Coop 5.300% 01/01/27	425,000	408,183
Puerto Rico Elec Power Auth Power Rev 5.000% 07/01/23	600,000	594,384
Puerto Rico Elec Power Auth Pwr Rev REF-SER ZZ 5.000% 07/01/26	250,000	239,735
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty ND 5.000% 10/01/23	150,000	151,749
		2,193,892

TOTAL MUNICPAL BONDS (COST: $18,590,068)		$18,456,154

SHORT-TERM SECURITIES (3.4%)	Shares
^ Wells Fargo Advantage National Tax-Free Money Market 0.091% (COST: $663,586)	663,586	$663,586

TOTAL INVESTMENTS IN SECURITIES (COST: $19,253,654) (98.9%)		$19,119,740
OTHER ASSETS LESS LIABILITIES (1.1%)		217,469

NET ASSETS (100.0%)		$19,337,209

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of March 31, 2011.

VIKING SMALL-CAP VALUE FUND
Schedule of Investments March 31, 2011
		Fair
	Quantity	Value
COMMON STOCK (97.1%)

Consumer Discretionary (8.1%)
The Buckle Inc	1,200	$48,480
*Carter's Inc	2,100	60,123
*Children's Place Retail Stores Inc	1,300	64,779
*Dicks Sporting Goods	1,000	39,980
The Finish Line - Class A	2,600	51,610
*Hanesbrands	2,300	62,192
		327,164
Consumer Staples (4.3%)
*BJ'S Wholesale	1,200	58,584
J & J Snack Foods	1,600	75,312
Lancaster Colony Corp	650	39,390
		173,286
Energy (8.8%)
*Bristow Group	1,900	89,870
*Gulfport Energy Corp	700	25,305
*Oil States Intl Inc	1,300	98,982
*Stone Energy Corp	3,500	116,795
Vaalco Energy Inc	2,700	20,952
		351,904
Financials (25.5%)
Astoria Financial	4,600	66,102
Corporate Office Properties	1,900	68,666
First Midwest Bancorp Inc	3,100	36,549
First Niagara Finc Gr Inc	4,800	65,184
LaSalle Hotel	2,800	75,600
MB Financial	1,000	20,960
National Penn Bancshares Inc	5,900	45,666
Pebblebrook Hotel Trust	900	19,935
Prosperity Bancshares	1,800	76,986
Protective Life Corp	2,400	63,720
Senior Housing Properties Trust	3,500	80,640
Tanger Factory Outlet Centers	2,800	73,472
Tower Group	2,200	52,866
Trustmark	3,200	74,944
Washington Federal	3,500	60,690
Argo Group Intl	2,400	79,296
Aspen Insurance Holdings	2,300	63,388
		1,024,664
Health Care (7.5%)
*Magellan Health Services Inc	1,200	58,896
Owens & Minor	2,550	82,824
Teleflex Inc	1,500	86,970
West Pharm Services	1,600	71,632
		300,322
Industrials (25.1%)
AAR Corp	2,000	55,440
Arkansas Best Corp	2,400	62,208
Barnes Group	3,800	79,344
Brinks Corp	2,600	86,086
Chicago Bridge & Iron	1,800	73,188
Crane Corp	1,000	48,430
*Emcor Group	2,000	61,940
General Cable	2,200	95,260
*Genesee & Wyoming Inc - Class A	800	46,560
*Geoeye Inc	1,385	57,588
*Old Dominion	1,650	57,899
A.O. Smith Corp	1,325	58,751
Towers Watson & Co - Class A	1,100	61,006
Tutor Perini Corp	4,500	109,620
Wabtec	800	54,264
		1,007,583
Information Technology (6.3%)
*JDA Software Group Inc	3,400	102,884
Maximus Inc	600	48,702
*Netgear Inc	1,700	55,148
*NetScout Systems Inc	1,700	46,444
		253,178
Materials (11.5%)
AptarGroup	1,800	90,234
Calgon Carbon	1,300	20,644
RPM International Inc	3,400	80,682
Cleco Corporation	2,900	99,441
Portland Gen Elect Corp	3,500	83,195
Westar Energy Inc	3,300	87,186
		461,382

TOTAL COMMON STOCKS (COST: $2,933,738)		$3,899,483

SHORT-TERM SECURITIES (3.2%)	Shares
^ Wells Fargo Advantage Investment Money Market 0.125% (COST: $128,671)	128,671	$128,671

TOTAL INVESTMENTS IN SECURITIES (COST: $3,062,409) (100.3%)		$4,028,154
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(12,829)

NET ASSETS (100.0%)		$4,015,325

*Non-income producing
^ Variable rate security; rate shown represents rate as of March 31, 2011.

NOTE: INVESTMENT IN SECURITIES
At March 31 2011, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota	Viking Small-Cap Value Fund
Investments at cost	$46,040,667	$19,253,654	$3,062,409
Unrealized appreciation	$347,108	$270,344	$987,544
Unrealized depreciation	$1,122,504	$404,258	$21,799
Net unrealized appreciation (depreciation)*	($775,396)	($133,914)	$965,745

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March 31, 2011:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,164,291	$0	$0	$1,164,291
Municipal Bonds	0	44,100,980	0	44,100,980
Total	$1,164,291	$44,100,980	$0	$45,265,271

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$663,586	$0	$0	$663,586
Municipal Bonds	0	18,456,154	0	18,456,154
Total	$663,586	$18,456,154	$0	$19,119,740

Viking Small-Cap Value Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$128,671	$0	$0	$128,671
Common Stock	3,899,483	0	0	3,899,483
Total	$4,028,154	$0	$0	$4,028,154

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 25, 2011

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 25, 2011